Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2021
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2021
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥31,568	¥5,241	¥34,154	¥1,781
Less: Amounts offset in the consolidated balance sheets (2)	(20,793)	—	(20,794)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥10,775	¥5,241	¥13,360	¥1,781

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(9,390)	(3,211)	(9,448)	(1,488)
Cash collateral	(1)	—	(1)	—

Net amount	¥1,384	¥2,030	¥3,911	¥293

	Billions of yen
	September 30, 2021
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥31,691	¥4,652	¥33,881	¥1,687
Less: Amounts offset in the consolidated balance sheets (2)	(20,418)	—	(20,418)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥11,273	¥4,652	¥13,463	¥1,687

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(9,592)	(3,148)	(9,405)	(1,426)
Cash collateral	(5)	—	(2)	—

Net amount	¥1,676	¥1,504	¥4,056	¥261

(1)
Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2021, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥480 billion and ¥2,653 billion, respectively. As of March 31, 2021, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,947 billion and ¥213 billion, respectively. As of September 30, 202
1
, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥311 billion and ¥2,316 billion, respectively. As of September 30, 2021, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,407 billion and ¥191 billion, respectively.

(2)
Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements—Securities purchased under agreements to resell
and
Collateralized agreements—Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2021
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,837	¥16,452	¥1,991	¥1,590	¥284	¥34,154
Securities lending transactions	872	351	291	266	1	1,781

Total gross recognized liabilities (2)	¥14,709	¥16,803	¥2,282	¥1,856	¥285	¥35,935

	Billions of yen
	September 30, 2021
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,432	¥16,648	¥1,966	¥1,448	¥387	¥33,881
Securities lending transactions	971	259	159	280	18	1,687

Total gross recognized liabilities (2)	¥14,403	¥16,907	¥2,125	¥1,728	¥405	¥35,568

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2021
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥724	¥1,600	¥2,324
Japanese government, agency and municipal securities	1,168	0	1,168
Foreign government, agency and municipal securities	27,531	8	27,539
Bank and corporate debt securities	1,926	117	2,043
Commercial mortgage-backed securities (“CMBS”)	6	—	6
Residential mortgage-backed securities (“RMBS”) (1)	2,532	—	2,532
Collateralized debt obligations (“CDOs”) and other	223	—	223
Investment trust funds and other	44	56	100

Total gross recognized liabilities (2)	¥34,154	¥1,781	¥35,935

	Billions of yen
	September 30, 2021
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥429	¥1,466	¥1,895
Japanese government, agency and municipal securities	895	0	895
Foreign government, agency and municipal securities	28,204	27	28,231
Bank and corporate debt securities	2,092	125	2,217
Commercial mortgage-backed securities (“CMBS”)	2	—	2
Residential mortgage-backed securities (“RMBS”) (1)	2,069	—	2,069
Collateralized debt obligations (“CDOs”) and other	148	—	148
Investment trust funds and other	42	69	111

Total gross recognized liabilities (2)	¥33,881	¥1,687	¥35,568

(1)	Includes ¥2,170 billion as of March 31, 2021 and ¥1,717 billion as of September 30, 2021 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations .
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2021	September 30, 2021
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥50,466	¥54,613
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	38,342	36,493

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2021	September 30, 2021
Trading assets:
Equities and convertible securities	¥239,393	¥396,002
Government and government agency securities	1,064,164	1,044,019
Bank and corporate debt securities	32,262	45,649
Residential mortgage-backed securities (“RMBS”)	1,790,395	1,386,562
Collateralized debt obligations (“CDOs”) and other (1)	32,081	10,394
Investment trust funds and other	43,805	34,991

	¥3,202,100	¥2,917,617

Non-trading debt securities	¥115,659	¥130,423
Investments in and advances to affiliated companies	¥4,136	¥1,274

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2021	September 30, 2021
Loans and receivables	¥114,051	¥202,436
Trading assets and private equity and debt	1,344,361	1,428,598
Office buildings, land, equipment and facilities	5,076	4,962
Non-trading debt securities	1,047	204
Other	5,823	450

	¥1,470,358	¥1,636,650